Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders’ Equity

Note 6 — Stockholders’ Equity

Authorized Capital and Stock Split

On February 23, 2022, the Company filed with the Secretary of State of the State of Delaware an amended and restated certificate of incorporation (the “A&R COI”), which became effective immediately. The Company’s board of directors and stockholders approved the A&R COI to be effective upon the closing of the IPO. There was no change to the Company’s authorized shares of common stock and preferred stock of 250,000,000 shares and 10,000,000 shares, respectively, or the par value, which is $0.00001 for both common and preferred stock. Prior to this amendment, the Company had designated 1,150,000 shares of preferred stock, with par value $0.00001 per share. In addition, on February 23, 2022 and in connection with the closing of the IPO, the Company’s board of directors adopted Amended and Restated Bylaws.

Common Stock

As of March 31, 2022 and December 31, 2021, there were 11,048,587 and 3,200,000 shares of common stock issued and outstanding, respectively.

Holders of the Company’s common stock are entitled to one vote for each share held of record, and are entitled upon liquidation of the Company to share ratably in the net assets of the Company available for distribution after payment of all obligations of the Company and after provision has been made with respect to each class of stock, if any, having preference over the common stock, currently including the Company’s preferred stock. The shares of common stock are not redeemable and have no preemptive or similar rights.

On February 17, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC, acting as representative of the underwriters (“Boustead”), in relation to the Company’s IPO, pursuant to which the Company agreed to sell to the underwriters an aggregate of 2,222,222 shares of the Company’s common stock, at a price of $9.00 per share. The IPO closed on February 23, 2022, and resulted in net proceeds to the Company, after deducting the 8% underwriting discount, and other offering costs, of approximately $17.1 million. Pursuant to the Underwriting Agreement, the Company issued to Boustead warrants to purchase 111,111 shares of common stock. The warrants are exercisable, at the option of the holder, at a per share exercise price equal to $10.35 and are exercisable at any time and from time to time, in whole or in part, starting on February 23, 2022 and terminating on February 11, 2027.

The Company evaluated the terms of the warrants issued at the IPO and determined that they should be classified as equity instruments based upon accounting guidance provided in ASC 480 and ASC 815-40. Since the Company determined that the warrants were equity-classified, the Company recorded the proceeds from the IPO, net of issuance costs, within common stock at par value and the balance of the net proceeds to additional paid in capital. As of March 31, 2022, the outstanding warrants are exercisable into 111,111 shares of common stock whose fair value was $56.50 per share, based on the closing trading price on that day.

Preferred Stock

Prior to the close of the IPO, the Company had designated 1,150,000 shares of preferred stock as Series Seed Preferred Stock (“Series Seed”), with an original issue price of $6.09 per share (the “Original Issue Price”). As of March 31, 2022 and December 31, 2021, there were 0 and 1,146,138 shares issued and outstanding, respectively.

Conversion

Each share of the Series Seed was convertible, at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder, at a conversion price of $1.52 per share, subject to certain adjustments for stock splits, stock dividends, recapitalizations, and similar corporate transactions, into fully paid and non-assessable shares of the Company’s common stock. Each Series Seed share was automatically convertible into common stock of the Company, at the then-effective conversion price, upon the closing of a firmly underwritten public offering netting proceeds of at least $50 million with an offering price of at least three hundred percent (300%) of the Original Issue Price of the Series Seed. On October 7, 2021, the majority of the holders of the Series Seed approved the automatic conversion of the outstanding shares of the Series Seed and all related accrued and unpaid dividends, upon the close of the IPO. The number of conversion shares to be issued upon the close of the IPO were to be calculated in accordance with the original conversion terms provided by the Company’s Amended and Restated Certificate of Incorporation (“COI”) dated July 1, 2019. This conversion occurred on February 23, 2022, upon the close of the Company’s IPO.

Dividends

Holders of the Series Seed were entitled to receive cumulative dividends at a per share rate of 8% per annum, compounded annually, on the initial investment amount commencing on the date of issue. Dividends were payable only when, as, and if declared by the Board of Directors or upon a Liquidation Event, as described below. Dividends on Series Seed were in preference to any dividend on the Company’s common stock. Upon the close of the IPO, aggregate cumulative dividends of $1,586,162 or $1.38 per Series Seed share were automatically converted into shares of common stock.

Liquidation Preference

In the event of certain voluntary or involuntary acquisition or sale transactions or upon the liquidation, dissolution or winding up of the Company (each, a “Liquidation Event”), the holders of Series Seed were entitled to receive out of the proceeds or assets of the Company legally available for distribution to its stockholders (the “Proceeds”), prior and in preference to any distribution of the Proceeds of such Liquidation Event to the holders of shares of common stock by reason of their ownership thereof, an amount (“the Liquidation Preference Amount”) determined based on the provisions of the Company’s COI. The COI provided that the Liquidation Preference Amount be calculated upon the occurrence of a Liquidation Event, based on the Company’s achievement of a Pre-Clinical Milestone and a Qualified Financing, both as defined in the COI. Per the provisions of the COI, if a Liquidation Event occurred before a Pre-Clinical Milestone was achieved, the Liquidation Preference Amount would be equal to two times the Series Seed Original Issue price per share, plus unpaid cumulative dividends. If a Liquidation Event occurred after a Pre-Clinical Milestone was achieved, and after a Qualified Financing was completed, then the Liquidation Preference Amount would be equal to one times the Series Seed Original Issue price, plus unpaid cumulative dividends. If a Liquidation Event occurred after a Pre-Clinical Milestone was achieved and before a Qualified Financing was completed, the Liquidation Preference Amount would be equal to the greater of (a) such amount per share as such holder would have been entitled to receive after a Qualified Financing or (b) two times the Series Seed Original Issue price, plus unpaid cumulative dividends.

As of December 31, 2021, and all other prior historical periods, the Liquidation Preference Amount was equal to two times the Series Seed Original Issue Price per share, plus unpaid cumulative dividends. In the event that the Proceeds were insufficient to enable the distribution in full of the Liquidation Preference Amount to the holders of the Series Seed for all of the preferred shares held by them, all of the Proceeds were to be distributed among the holders of Series Seed on a pro rata basis. Upon completion of the distribution required to the holders of Series Seed, all of the remaining Proceeds available for distribution to stockholders were to be distributed among the holders of common shares and preferred shares, on an as-converted basis, pro rata based on the number of common shares held by each such holder. However, if upon the occurrence of a Liquidation Event, the Liquidation Preference Amount the Series Seed stockholders were entitled to receive is two times the Original Issue Price per share, plus unpaid cumulative dividends, after such distribution is made, then the remaining Proceeds available for distribution to stockholders were to be distributed among the holders of common shares, pro rata based on the number of common shares held by each such holder.

Voting

On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of stockholders in lieu of meeting), each holder of outstanding shares of Series Seed were entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series Seed held by such holder were convertible as of the record date for determining stockholders entitled to vote on such matter. Holders of Series Seed were entitled to vote together with the holder of common stock as a single class. Holders of Series Seed were entitled to nominate two out of five of the Company’s directors.

Equity Incentive Plans

The Company’s 2019 Equity Incentive Plan (the “2019 Plan”) was adopted by its board of directors and by its stockholders on July 1, 2019. The Company has reserved 1,400,000 shares of common stock for issuance pursuant to the 2019 Plan. There were no share-based awards granted under the 2019 Plan during the three months ended March 31, 2022 and 2021.

In addition, on February 23, 2022 and in connection with the closing of the IPO, the Company’s board of directors adopted the Company’s 2022 Equity Incentive Plan (the “2022 Plan”), which is the successor and continuation of the Company’s 2019 Plan. Under the 2022 Plan, the Company may grant stock options, restricted stock, restricted stock units, stock appreciation rights, and other forms of awards to employees, directors and consultants of the Company. Upon its effectiveness, a total of 1,600,000 shares of common stock were reserved for issuance under the 2022 Plan. As of March 31, 2022, there were no share-based awards granted under the 2022 Plan.

Note 6 — Stockholders’ Equity

Authorized Capital and Stock Split

On November 24, 2021, in connection with the filing of the amended registration statement for an IPO, the Company’s board of directors approved a 4-for-1 (4:1) stock split of the Company’s common stock without any change to its par value, which became effective on November 24, 2021. No fractional shares will be issued in connection with the Stock Split as all fractional shares will be rounded down to the next whole share. All references to share and per share amounts for all periods presented in these financial statements have been retrospectively restated to reflect the Stock Split and proportional adjustment of the preferred stock conversion ratio. Par values were not adjusted. Additionally, the Company’s board of directors approved for the increase in authorized shares of common stock and preferred stock to 250,000,000 shares and 10,000,000 shares, respectively. There was no change to the number of shares designated as Series Seed Preferred Stock, which is 1,150,000. Prior to this amendment, the Company was authorized to issue up to 2,300,000 shares of common stock and 1,150,000 shares of preferred stock, both with par value $0.00001 per share.

Common Stock

As of December 31, 2021 and 2020, there were 3,200,000 shares of common stock issued and outstanding.

The holder of the Company’s common stock is entitled to one vote for each share held of record, and is entitled upon liquidation of the Company to share ratably in the net assets of the Company available for distribution after payment of all obligations of the Company and after provision has been made with respect to each class of stock, if any, having preference over the common stock, currently including the Company’s preferred stock. The shares of common stock are not redeemable and have no preemptive or similar rights.

Preferred Stock

The Company has authorized 1,150,000 shares of preferred stock as Series Seed Preferred Stock (“Series Seed”), with an original issue price of $6.09 per share (the “Original Issue Price”). As of December 31, 2021 and 2020, there were 1,146,138 shares issued and outstanding.

Conversion

Each share of the Series Seed is convertible, at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder, at a conversion price of $1.52 per share, subject to certain adjustments for stock splits, stock dividends, recapitalizations, and similar corporate transactions, into fully paid and non-assessable shares of the Company’s common stock. Each Series Seed is automatically converted into common stock of the Company, at the then-effective conversion price, upon the closing of a firmly underwritten public offering netting proceeds of at least $50 million with an offering price of at least three hundred percent (300%) of the Original Issue Price of the Series Seed. On October 7, 2021, the majority of the holders of the Series Seed approved the automatic conversion of the outstanding shares of the Series Seed and all related accrued and unpaid dividends, upon the close of the IPO. The number of conversion shares to be issued upon the close of the IPO will be calculated in accordance with the original conversion terms provided by the Company’s Amended and Restated Certificate of Incorporation (“COI”) dated July 1, 2019. This conversion occurred on February 23, 2022, upon the close of the Company’s IPO, see Note 10.

Dividends

Holders of the Series Seed are entitled to receive cumulative dividends at a per share rate of 8% per annum, compounded annually, on the initial investment amount commencing on the date of issue. Dividends are payable only when, as, and if declared by the Board of Directors or upon a Liquidation Event, as described below. Dividends on Series Seed are in preference to any dividend on the Company’s common stock. As of December 31, 2021, aggregate cumulative dividends total $1,489,803 or $1.30 per Series Seed share.

Liquidation Preference

In the event of certain voluntary or involuntary acquisition or sale transactions or upon the liquidation, dissolution or winding up of the Company (each, a “Liquidation Event”), the holders of Series Seed shall be entitled to receive out of the proceeds or assets of the Company legally available for distribution to its stockholders (the “Proceeds”), prior and in preference to any distribution of the Proceeds of such Liquidation Event to the holders of common shares by reason of their ownership thereof, an amount (“the Liquidation Preference Amount”) determined based on the provisions of the Company’s COI. The COI provides that the Liquidation Preference Amount be calculated upon the occurrence of a Liquidation Event, based on the Company’s achievement of a Pre-Clinical Milestone and a Qualified Financing, both as defined in the COI. Per the provisions of the COI, if a Liquidation Event occurs before a Pre-Clinical Milestone is achieved, the Liquidation Preference Amount would be equal to two times the Series Seed Original Issue price per share, plus unpaid cumulative dividends. If a Liquidation Event occurs after a Pre-Clinical Milestone is achieved, and after a Qualified Financing is completed, then the Liquidation Preference Amount would be equal to one times the Series Seed Original Issue price, plus unpaid cumulative dividends. If a Liquidation Event occurs after a Pre-Clinical Milestone is achieved and before a Qualified Financing is completed, the Liquidation Preference Amount would be equal to the greater of (a) such amount per share as such holder would have been entitled to receive after a Qualified Financing or (b) two times the Series Seed Original Issue price, plus unpaid cumulative dividends.

As of December 31, 2021, and all other historical periods, the Liquidation Preference Amount is equal to two times the Series Seed Original Issue Price per share, plus unpaid cumulative dividends. In the event that the Proceeds shall be insufficient to enable the distribution in full of the Liquidation Preference Amount to the holders of the Series Seed for all of the preferred shares held by them, all of the Proceeds shall be distributed among the holders of Series Seed on a pro rata basis. Upon completion of the distribution required to the holders of Series Seed, all of the remaining Proceeds available for distribution to stockholders shall be distributed among the holders of common shares and preferred shares, on an as-converted basis, pro rata based on the number of common shares held by each such holder. However, if upon the occurrence of a Liquidation Event, the Liquidation Preference Amount the Series Seed stockholders are entitled to receive is two times the Original Issue Price per share, plus unpaid cumulative dividends, after such distribution is made, then the remaining Proceeds available for distribution to stockholders shall be distributed among the holders of common shares, pro rata based on the number of common shares held by each such holder.

Voting

On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of stockholders in lieu of meeting), each holder of outstanding shares of Series Seed will be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series Seed held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. Holders of Series Seed will vote together with the holder of common stock as a single class. Holders of Series Seed are entitled to nominate two out of five of the Company’s directors.

Stock Transactions

On July 1, 2019, the Company entered into a Series Seed Preferred Stock Purchase Agreement (“Purchase Agreement”) with five qualified investors. The investors agreed to purchase and the Company agreed to sell and issue to investors a total of 1,146,138 shares of Series Seed Preferred Stock, $0.00001 par value per share, at a purchase price of $6.09 per share. On July 1, 2019, the Company received approximately $6.9 million (net of offering costs of approximately $45,000) in cash from investors in exchange for the issuance of 1,146,138 shares of Series Seed Preferred Stock.

2019 Equity Incentive Plan

The Company’s 2019 Equity Incentive Plan (the “2019 Plan”) was adopted by its board of directors and by its stockholders on July 1, 2019. The Company has reserved 1,400,000 shares of common stock for issuance pursuant to the 2019 Plan.

Stock Options

During the year ended December 31, 2020, the Company granted options to purchase up to 688,800 shares of the Company’s common stock to its board members and employees pursuant to the 2019 Plan. The aggregate grant date fair value of these options was approximately $0.5 million. No stock options have been granted during the year ended December 31, 2021.

The fair value of options granted in 2020 was estimated using the following assumptions:

For the Year Ended December 31,
2020
Exercise price	$0.01
Term (years)	5.03 – 6.98
Expected stock price volatility	112.2% – 115.2%
Risk-free rate of interest	0.37% – 1.76%

A summary of stock option information for the year ended December 31, 2021 is presented below:

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2020	780,640	$0.01	$532,787	9.1
Outstanding as of December 31, 2021	780,640	$0.01	$532,787	8.1
Options vested and exercisable as of December 31, 2021	438,096	$0.01	$299,001	8.1

Stock-Based Compensation

Stock-based compensation expense for the years ended December 31, 2021 and 2020 was as follows:

	For the Years Ended December 31,
	2021	2020
General and administrative	$41,061	$89,555
Research and development	89,080	245,282
Total	$130,141	$334,837

As of December 31, 2021, future stock-based compensation expense relating to outstanding stock options is approximately $68,000 and will be recorded through December 2023.